SP 500 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	42.02%	19.04%	18.65%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	39.20%	18.27%	17.81%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.98%	15.16%	15.53%